Guarantees - Carrying Value and Maximum Exposure to Loss (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Guarantor Obligations [Line Items]
Carrying value of obligation (asset)		$ (135)	$ (331)
Maximum exposure to loss, Expires in one year or less		28,388	27,879
Maximum exposure to loss, Expires after one year through three years		12,917	16,500
Maximum exposure to loss, Expires after three years through five years		6,990	5,188
Maximum exposure to loss, Expires after five years		17,513	17,177
Maximum exposure to loss		65,808	66,744
Card transaction volume		$ 1,700,000
Description of guarantees given by registrant		The Parent fully and unconditionally guarantees the payment of principal, interest, and any other amounts that may be due on securities that its 100% owned finance subsidiary, Wells Fargo Finance LLC, may issue.
Liabilities	[1]	$ 1,757,958	1,767,199
Percentage share of losses owed on loans and MHFS sold with recourse (up to 33.33%)		33.33%
Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		$ 33,981	32,946
Written options [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation (asset)		(280)	(538)
Maximum exposure to loss, Expires in one year or less		12,107	12,735
Maximum exposure to loss, Expires after one year through three years		4,575	7,972
Maximum exposure to loss, Expires after three years through five years		513	889
Maximum exposure to loss, Expires after five years		36	58
Maximum exposure to loss		17,231	21,654
Written options [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		13,645	13,394
Standby letters of credit [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation (asset)		119	156
Maximum exposure to loss, Expires in one year or less		13,816	11,977
Maximum exposure to loss, Expires after one year through three years		5,260	4,962
Maximum exposure to loss, Expires after three years through five years		1,572	1,897
Maximum exposure to loss, Expires after five years		460	433
Maximum exposure to loss		21,108	19,269
Standby letters of credit [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		6,939	7,528
Direct pay letters of credit [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation (asset)		6	18
Maximum exposure to loss, Expires in one year or less		1,597	2,256
Maximum exposure to loss, Expires after one year through three years		2,137	2,746
Maximum exposure to loss, Expires after three years through five years		1,283	531
Maximum exposure to loss, Expires after five years		4	39
Maximum exposure to loss		5,021	5,572
Direct pay letters of credit [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		1,373	1,102
Loans and LHFS sold with recourse [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation (asset)		20	33
Maximum exposure to loss, Expires in one year or less		71	177
Maximum exposure to loss, Expires after one year through three years		943	819
Maximum exposure to loss, Expires after three years through five years		3,610	1,870
Maximum exposure to loss, Expires after five years		8,650	9,723
Maximum exposure to loss		13,274	12,589
Loans and LHFS sold with recourse [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		11,268	10,332
Exchange and clearing house guarantees [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation (asset)		0	0
Maximum exposure to loss, Expires in one year or less		0	0
Maximum exposure to loss, Expires after one year through three years		0	0
Maximum exposure to loss, Expires after three years through five years		0	0
Maximum exposure to loss, Expires after five years		8,100	5,510
Maximum exposure to loss		8,100	5,510
Exchange and clearing house guarantees [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		0	0
Other guarantees and indemnifications [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation (asset)		0	0
Maximum exposure to loss, Expires in one year or less		797	734
Maximum exposure to loss, Expires after one year through three years		2	1
Maximum exposure to loss, Expires after three years through five years		12	1
Maximum exposure to loss, Expires after five years		263	1,414
Maximum exposure to loss		1,074	2,150
Other guarantees and indemnifications [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		756	590
Third party clearing indemnifications [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		216	1,400
Collateral provided to third-party clearing agents		2,300	1,200
Other commitments and guarantees [Member] | Wells Fargo Finance, LLC [Member]
Guarantor Obligations [Line Items]
Liabilities		$ 1,200	$ 2,300

[1]	Our consolidated liabilities at December 31, 2021 and 2020, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Long-term debt, $149 million and $203 million; All other liabilities, $259 million and $900 million; and Total liabilities, $408 million and $1.1 billion, respectively.